Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2016	As of December 31, 2015

Direct loans to third parties	$16,354,331	$23,099,666
Entrusted loans to third parties	2,883,091	-
Total loans to third parties	$19,237,422	$23,099,666

Schedule of Direct Loan Information

The Company lends their own funds directly to third party companies and an individual. The detailed direct loan information as of December 31, 2016 is as follows:

Borrower	Amount	Annual Interest rate	Due date
A	$7,207,725	16%	From 6/6/2017 to 9/13/2017
B	2,594,784	14%	3/17/2017
C	2,227,188	14%	9/24/2017
D	4,324,634	16%	From 9/5/2017 to 9/12/2017
Total	$16,354,331